Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Bank Loans

Summarized below are bank loans as of December 31, 2025 and 2024:

	December 31,
	2025	2024
China Everbright Bank	$—	$856
China Merchants Bank (a)	114,714	118,459
Bank of Beijing (b)	35,484	68,404
China Construction Bank (c)	29,332	13,700
Bank of China (d)	43,263	6,124
Bank Of Chengdu (e)	4,292	2,055
Chengdu Rural Commercial Bank (f)	715	1,362
China Minsheng Banking (g)	1,431	959
China CITIC Bank (h)	143	—
Short-term bank loans and current portion of long-term bank loans	$229,374	$211,919
China Everbright Bank	—	2,768
China Merchants Bank (a)	60,766	34,222
Bank of Beijing (b)	—	27,400
China Construction Bank (c)	203,430	93,970
Bank of China (d)	—	5,480
China CITIC Bank (h)	1,288	—
Long-term bank loans	$265,484	$163,840
Total bank loans	$494,858	$375,759

(a) On January 22, 2024, Sinovac LS entered into a maximum credit facility of $214,620 (RMB1,500 million) with China Merchants Bank to support its daily operations. The loans bear an annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.40% to 2.85%. Principal installment repayments began in 2024 and shall be fully repaid by April 16, 2027. As of December 31, 2025, $99,245 (RMB694 million) is recorded in bank loans due within one year and $53,626 (RMB375 million) is recorded in long-term bank loans.

On March 7, 2025, Sinovac Beijing entered into a maximum credit facility of $28,616 (RMB200 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 76 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.24%. Principal installment repayments began in 2025 and shall be fully repaid by September 22, 2027. As of December 31, 2025, $11,462 (RMB80 million) is recorded in bank loans due within one year and $7,140 (RMB50 million) is recorded in long-term bank loans.

On August 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments began in 2026 and shall be fully repaid by December 30, 2026. As of December 31, 2025, $4,007 (RMB28 million) is recorded in bank loans due within one year.

(b) On April 14, 2023, Sinovac LS entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 75 to 80 basis points below the prime rate of a one-year term loan published by the People's Bank of China, ranging from 2.70% to 2.90%. Principal installment repayments begin in 2025 and shall be fully repaid by April 28, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On June 27, 2025, Sinovac Beijing entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11%. Principal installment repayments begin in 2026 and shall be fully repaid by June 27, 2026. As of December 31, 2025, $6,868 (RMB48 million) is recorded in bank loans due within one year.

(c) On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $186,004 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.32% to 2.77%. Principal installment repayments begin in 2026 and shall be fully repaid by June 14, 2041. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $101,120 (RMB707 million) is recorded in long-term bank loans. Certain prepaid land use rights, properties of Sinovac Biotech (Yidao) Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $132,247 (RMB924 million).

On November 29, 2023, Yihoo Biotech Co., Ltd. entered into a maximum credit facility of $42,924 (RMB300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from January 17, 2024 to November 28, 2043. The loan bears annual interest rate at 105 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2025 and shall be fully repaid by November 28, 2043. As of December 31, 2025, $572 (RMB4 million) is recorded in bank loans due within one year and $25,447 (RMB178 million) is recorded in long-term bank loans. Certain prepaid land use rights of Yihoo Biotech Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $4,570 (RMB32 million).

On September 29, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with China Construction Bank to support its daily operations. The loans bear annual interest rate at 75 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.35%. Principal installment repayments begin in 2026 and shall be fully repaid by August 20, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On January 9, 2025, Sinovac LS entered into a maximum credit facility of $77,006 (RMB538 million) with China Construction Bank to support its acquisition. The loan bears annual interest rate from 94 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.66%. Principal installment repayments begin in 2025 and shall be fully repaid by January 8, 2032. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $76,863 (RMB537 million) is recorded in long-term bank loans.

(d) On September 23, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 75 to 85 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.15% to 2.35%. Principal installment repayments begin in 2025 and shall be fully repaid by April 16, 2026. As of December 31, 2025, $41,904 (RMB293 million) is recorded in bank loans due within one year.

On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $1,431 (RMB10 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments began in 2025 and shall be fully repaid by September 25, 2026. As of December 31, 2025, $1,359 (RMB10 million) is recorded in bank loans due within one year.

(e) On March 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $4,292 (RMB30 million) with Bank of Chengdu to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45% to 2.55%. Principal installment repayments begin in 2026 and shall be fully repaid by June 22, 2026. As of December 31, 2025, $4,292 (RMB30 million) is recorded in bank loans due within one year.

(f) On March 27, 2025, Sinovac Chengdu entered into a maximum credit facility of $715 (RMB5 million) with Chengdu Rural Commercial Bank to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $715 (RMB5 million) is recorded in bank loans due within one year.

(g) On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Minsheng Banking to support its daily operations. The loans bear annual interest rate at 10 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 3.00%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $1,431 (RMB10 million) is recorded in bank loans due within one year.

(h) On January 26, 2025, Sinovac Chengdu entered into a maximum credit facility of $28,616 (RMB200 million) with China CITIC Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2026 and shall be fully repaid by July 26, 2028. As of December 31, 2025, $143 (RMB1 million) is recorded in bank loans due within one year and $1,288 (RMB 9 million) is recorded in long-term bank loans.

Schedule of Aggregate Maturities of Loans	Aggregate maturities of loans for future years following December 31, 2025 are as follows:

December 31
2026	$229,374
2027	61,840
2028	3,690
2029	5,079
2030	23,107
Thereafter	171,768
Total	$494,858